Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus performance disclosure

Provided below is the Company’s “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K under the Exchange Act. We have included:

●	A tabular list of the most important financial performance measures used by our Compensation and Talent Committee in setting performance-based compensation in 2022;

●	A table that compares the total compensation of our named executive officers (NEOs) as presented in the Summary Compensation Table (SCT) to “compensation actually paid” as defined by the Securities and Exchange Commission (CAP) and that compares CAP to specified performance measures; and

●	Graphs that describe:
–	the relationship between our total shareholder return (TSR) and the TSR of the Dow Jones Industrial Average (Peer Group TSR); and

–	the relationships between CAP and our cumulative TSR, GAAP Net Income, and our company selected measure, Organic Sales Growth.

CAP, like total compensation disclosed in the SCT, does not necessarily reflect value actually realized by the executives or how our Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Committee has not used CAP as a basis for making compensation decisions, nor does it use GAAP Net Income or Peer Group TSR for purposes of determining incentive compensation. In addition, a significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. As described in detail in the “Compensation Discussion and Analysis” section (CD&A) on pages 72 to 74, our performance share awards are subject to multi-year performance conditions tied to performance metrics and all of our equity awards are subject to time vesting conditions. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest and are settled (or exercised). Please refer to the CD&A for a discussion of our executive compensation program objectives and the ways in which we align executive compensation pay with performance.

Salary, bonus, non-equity incentive plan compensation, nonqualified deferred compensation earnings, and all other compensation are each calculated in the same manner for purposes of both CAP and SCT. For 3M, there are two primary differences between the calculation of CAP and SCT total compensation:

	SCT Total	CAP
Pension	Year over year change in the actuarial present value of pension benefits	Current year service cost and any change in prior year service cost (if a plan amendment occurred during the year)
Stock and Option Awards	Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year

Pay Versus Performance Table. Provided below is tabular compensation data for the Company’s Chief Executive Officer (CEO) (our Principal Executive Officer) and our NEOs other than the CEO for 2022, 2021, and 2020.

All amounts in U.S. dollars					Value of Initial Fixed $100 Investment Based on:

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)	GAAP Net Income ($mil.)	Company Selected Measure: Organic Sales Growth(4)
2022	14,031,387	152,482	5,325,306	1,854,462	75.89	123.60	5,777	1.2%
2021	18,200,584	18,438,692	5,518,734	3,545,107	107.80	132.71	5,921	8.8%
2020	20,700,347	15,704,765	5,810,620	2,335,315	102.79	109.72	5,384	–1.7%

(1)	Michael F. Roman was our CEO for each year presented. For 2022, our other NEOs were Monish Patolawala, Peter D. Gibbons, Jeffrey R. Lavers, Michael G. Vale, and Mojdeh Poul (retired); for 2021, our other NEOs were Monish Patolawala, Ashish K. Khandpur, Mojdeh Poul, and Michael G. Vale; and for 2020, our other NEOs were Monish Patolawala, Eric D. Hammes, Mojdeh Poul, Michael G. Vale, and Nicholas C. Gangestad (retired).

(2)	The dollar amounts reported represent CAP, as computed in accordance with Securities and Exchange Commission rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with Securities and Exchange Commission rules, the following adjustments were made to SCT total compensation to determine CAP:

Reconciliation of SCT total compensation to CAP for CEO

All amounts in U.S. dollars

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k) = (b)-(c)+ (d)-(e)+(f)+ (g)+(h)+ (i)-(j)
Fiscal Year	SCT Total for CEO	Minus SCT Change in Pension Value for CEO	Plus Pension Value Service Cost(i)	Minus SCT Equity for CEO	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year(ii)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year(ii)	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year(ii)	CEO CAP
2022	14,031,387	—	742,142	11,000,949	5,780,110	(5,795,900)	—	(3,604,307)	—	152,482
2021	18,200,584	2,978,538	756,691	10,501,098	11,644,213	756,097	—	560,744	—	18,438,692
2020	20,700,347	7,709,350	512,179	10,001,635	13,484,523	(559,922)	—	(721,377)	—	15,704,765

“EOY” = End of Year, “BOY” = Beginning of Year

Reconciliation of SCT total compensation to CAP for Average of Other NEOs

All amounts in U.S. dollars

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k) = (b)-(c)+ (d)-(e)+(f)+ (g)+(h)+ (i)-(j)
Fiscal Year	Average SCT Total for Other NEOs	Minus SCT Change in Pension Value for Other NEOs	Plus Pension Value Service Cost(i)	Minus SCT Equity for Other NEOs	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year(ii)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year(ii)	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year(ii)	CAP for Other NEOs
2022	5,325,306	124,457	103,225	3,851,488	706,405	(22,688)	—	(225,074)	56,767	1,854,462
2021	5,518,734	93,789	173,685	3,414,689	1,229,934	73,896	1,479	55,858	—	3,545,107
2020	5,810,620	1,066,337	133,549	3,505,019	1,392,235	(79,805)	—	(62,847)	287,081	2,335,315

“EOY” = End of Year, “BOY” = Beginning of Year

(i)	Pension value service cost is calculated as the actuarial present value of benefits attributed to services rendered by the executive during the applicable fiscal year under the Company’s defined benefit pension plans, using the same methodology used in the Company’s GAAP financial statements included in its Annual Report on Form 10-K.

(ii)	For this purpose, the fair value of equity awards was calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation — Stock Compensation. The fair value of unvested time-based share awards, as well as the fair value of all share-based awards upon vesting, is based upon the closing price for a share of 3M common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement. The fair value of unvested options, and the fair value received upon the vesting of stock options, is based upon the Black-Scholes option-pricing model as of the date of measurement, consistent with the stock option valuation model used to determine amounts reported in the Company’s Annual Report on Form 10-K.

(3)	Reflects total shareholder return indexed to $100 for the Dow Jones Industrial Average (DJIA) Index, which is an industry line peer group reported in the performance graph included in the Company’s 2022 Annual Report on Form 10-K, and assuming reinvestment of all dividends, where applicable.

(4)	Please see Appendix B for a definition of Organic Sales Growth. Values shown reflect Organic Sales Growth as calculated for purposes of our executive compensation program for the applicable reporting year.

Company Selected Measure Name	Organic Sales Growth
Named Executive Officers, Footnote [Text Block]
(1)	Michael F. Roman was our CEO for each year presented. For 2022, our other NEOs were Monish Patolawala, Peter D. Gibbons, Jeffrey R. Lavers, Michael G. Vale, and Mojdeh Poul (retired); for 2021, our other NEOs were Monish Patolawala, Ashish K. Khandpur, Mojdeh Poul, and Michael G. Vale; and for 2020, our other NEOs were Monish Patolawala, Eric D. Hammes, Mojdeh Poul, Michael G. Vale, and Nicholas C. Gangestad (retired).

(1)	Michael F. Roman was our CEO for each year presented. For 2022, our other NEOs were Monish Patolawala, Peter D. Gibbons, Jeffrey R. Lavers, Michael G. Vale, and Mojdeh Poul (retired); for 2021, our other NEOs were Monish Patolawala, Ashish K. Khandpur, Mojdeh Poul, and Michael G. Vale; and for 2020, our other NEOs were Monish Patolawala, Eric D. Hammes, Mojdeh Poul, Michael G. Vale, and Nicholas C. Gangestad (retired).

(1)	Michael F. Roman was our CEO for each year presented. For 2022, our other NEOs were Monish Patolawala, Peter D. Gibbons, Jeffrey R. Lavers, Michael G. Vale, and Mojdeh Poul (retired); for 2021, our other NEOs were Monish Patolawala, Ashish K. Khandpur, Mojdeh Poul, and Michael G. Vale; and for 2020, our other NEOs were Monish Patolawala, Eric D. Hammes, Mojdeh Poul, Michael G. Vale, and Nicholas C. Gangestad (retired).

Peer Group Issuers, Footnote [Text Block]	Reflects total shareholder return indexed to $100 for the Dow Jones Industrial Average (DJIA) Index, which is an industry line peer group reported in the performance graph included in the Company’s 2022 Annual Report on Form 10-K, and assuming reinvestment of all dividends, where applicable.
PEO Total Compensation Amount	$ 14,031,387	$ 18,200,584	$ 20,700,347
PEO Actually Paid Compensation Amount	$ 152,482	18,438,692	15,704,765
Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of SCT total compensation to CAP for CEO

All amounts in U.S. dollars

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k) = (b)-(c)+ (d)-(e)+(f)+ (g)+(h)+ (i)-(j)
Fiscal Year	SCT Total for CEO	Minus SCT Change in Pension Value for CEO	Plus Pension Value Service Cost(i)	Minus SCT Equity for CEO	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year(ii)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year(ii)	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year(ii)	CEO CAP
2022	14,031,387	—	742,142	11,000,949	5,780,110	(5,795,900)	—	(3,604,307)	—	152,482
2021	18,200,584	2,978,538	756,691	10,501,098	11,644,213	756,097	—	560,744	—	18,438,692
2020	20,700,347	7,709,350	512,179	10,001,635	13,484,523	(559,922)	—	(721,377)	—	15,704,765

“EOY” = End of Year, “BOY” = Beginning of Year

Non-PEO NEO Average Total Compensation Amount	$ 5,325,306	5,518,734	5,810,620
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,854,462	3,545,107	2,335,315
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Reconciliation of SCT total compensation to CAP for Average of Other NEOs

All amounts in U.S. dollars

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k) = (b)-(c)+ (d)-(e)+(f)+ (g)+(h)+ (i)-(j)
Fiscal Year	Average SCT Total for Other NEOs	Minus SCT Change in Pension Value for Other NEOs	Plus Pension Value Service Cost(i)	Minus SCT Equity for Other NEOs	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year(ii)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year(ii)	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year(ii)	CAP for Other NEOs
2022	5,325,306	124,457	103,225	3,851,488	706,405	(22,688)	—	(225,074)	56,767	1,854,462
2021	5,518,734	93,789	173,685	3,414,689	1,229,934	73,896	1,479	55,858	—	3,545,107
2020	5,810,620	1,066,337	133,549	3,505,019	1,392,235	(79,805)	—	(62,847)	287,081	2,335,315

“EOY” = End of Year, “BOY” = Beginning of Year

Equity Valuation Assumption Difference, Footnote [Text Block]	For this purpose, the fair value of equity awards was calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation — Stock Compensation. The fair value of unvested time-based share awards, as well as the fair value of all share-based awards upon vesting, is based upon the closing price for a share of 3M common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement. The fair value of unvested options, and the fair value received upon the vesting of stock options, is based upon the Black-Scholes option-pricing model as of the date of measurement, consistent with the stock option valuation model used to determine amounts reported in the Company’s Annual Report on Form 10-K.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between Company TSR and Peer Group TSR and CAP and Company TSR. The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are strongly aligned with 3M’s TSR. The graph below also illustrates the relationship between our TSR and the Peer Group TSR.

CEO Pay vs. Performance: Total Shareholder Return	Other NEOs Pay vs. Performance: Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the CEO and Average other NEO CAP and our GAAP Net Income. GAAP net income is not used as a metric in our annual or long-term incentive plans.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between CAP and Organic Sales Growth (our Company-Selected Measure). The graph below reflects the relationship between CEO and Average Other NEO CAP and Organic Sales Growth.
Tabular List [Table Text Block]

Metrics Used for Linking Pay and Performance. The following is a list of financial performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2022. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance share awards. The measures in this table are not ranked. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program.

●	Local Currency Sales

●	Operating Income

●	Operating Cash Flow Conversion

●	Earnings Per Share Growth

●	Relative Organic Sales Growth

●	Return on Invested Capital

●	Free Cash Flow Conversion

Organic Sales Growth is considered an important top-line measure that supports long-term shareholder value creation. For this reason, the Compensation and Talent Committee, in consultation with its independent compensation consultant, chose Organic Sales Growth as the foundation for the relative metric used to calculate one-third of the payout opportunity for the 2022 performance share awards granted to the Company’s executives, which comprise 50 percent of the annual long-term incentive compensation opportunity each executive received in 2022. While Organic Sales Growth is being used as the Company-selected measure included in the tabular disclosure above and the table and graphs that follow, it may not have been the most important financial performance measure for fiscal years 2021 and 2020, and the most important financial performance measure used in future years may be different.

Total Shareholder Return Amount	$ 75.89	107.8	102.79
Peer Group Total Shareholder Return Amount	123.6	132.71	109.72
Net Income (Loss)	$ 5,777,000,000	$ 5,921,000,000	$ 5,384,000,000
Company Selected Measure Amount	1.2	8.8	(1.7)
PEO Name	Michael F. Roman	Michael F. Roman	Michael F. Roman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Local Currency Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow Conversion
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Organic Sales Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow Conversion
PEO [Member] | Pension Value Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 742,142	$ 756,691	$ 512,179
PEO [Member] | SCT Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,000,949	10,501,098	10,001,635
PEO [Member] | EOY Fair Value of Equity Awards Granted During Fiscal Year That Are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,780,110	11,644,213	13,484,523
PEO [Member] | Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year That Are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,795,900)	756,097	(559,922)
PEO [Member] | Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,604,307)	560,744	(721,377)
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,978,538	7,709,350
PEO [Member] | Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Pension Value Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	103,225	173,685	133,549
Non-PEO NEO [Member] | SCT Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,851,488	3,414,689	3,505,019
Non-PEO NEO [Member] | EOY Fair Value of Equity Awards Granted During Fiscal Year That Are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	706,405	1,229,934	1,392,235
Non-PEO NEO [Member] | Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year That Are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,688)	73,896	(79,805)
Non-PEO NEO [Member] | Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(225,074)	55,858	(62,847)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	124,457	93,789	1,066,337
Non-PEO NEO [Member] | Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,479
Non-PEO NEO [Member] | Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 56,767		$ 287,081